State Street SPDR Bloomberg Short Term International Treasury Bond ETF Expense Example - State Street SPDR Bloomberg Short Term International Treasury Bond ETF - State Street SPDR Bloomberg Short Term International Treasury Bond ETF
Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443